Schedule of Investments (unaudited)
September 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.7%
Cornell University, 4.84%, 06/15/34	$7,880	$ 8,144,009
Hotels, Restaurants & Leisure — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	1,000	949,208
Total Corporate Bonds — 0.8% (Cost: $9,020,630)		9,093,217
Municipal Bonds
California(a) — 0.9%
Corporate — 0.7%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	7,660	8,413,644
Transportation — 0.2%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	2,400	2,441,871
Total Municipal Bonds in California		10,855,515
Florida — 0.3%
Transportation — 0.3%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	3,800	4,039,125
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	101,766
New York — 83.4%
Corporate — 2.3%
Build NYC Resource Corp., Refunding RB(b)
AMT, 4.50%, 01/01/25	100	100,134
AMT, 5.00%, 01/01/35	100	100,088
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	14,365	16,983,637
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	672,789
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	5,755	6,256,889
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,245	3,417,819
		27,531,356
County/City/Special District/School District — 14.7%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/38	3,750	4,156,984
Series B, 5.00%, 11/01/40	6,500	7,158,129
City of New York, GO
Series B, 5.25%, 10/01/43	1,500	1,683,862
Series B-1, 5.00%, 10/01/43	3,000	3,205,064
Series C, 5.00%, 09/01/47	1,500	1,651,912
Series C, 5.25%, 03/01/49	5,000	5,598,176
Series D, 5.38%, 06/01/32	15	15,023
Series D, 5.50%, 04/01/48	8,000	9,177,766
Series D-1, 5.00%, 03/01/43	2,000	2,147,944
Series D-1, 5.50%, 05/01/44	2,500	2,839,856
Series E-1, 5.00%, 03/01/40	6,000	6,341,681
Series I, 5.00%, 03/01/36	1,750	1,751,974
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,451,888
Sub-Series E-1, 5.25%, 04/01/47	5,000	5,577,772
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, Refunding GO, Series C-3, 2.46%, 08/01/33	$2,145	$ 1,834,741
County of Nassau New York, GOL
Series A, 4.00%, 04/01/39	1,000	1,036,618
Series A, 4.00%, 04/01/42	3,145	3,250,575
Series A, 5.00%, 04/01/45	5,000	5,614,655
Series A, 5.00%, 04/01/46	2,500	2,797,469
Series A, 5.00%, 04/01/47	3,925	4,370,587
Series B, (AGM), 5.00%, 07/01/42	4,190	4,460,208
Series B, (AGM), 5.00%, 07/01/45	4,960	5,208,899
County of Nassau New York, Refunding GOL
Series B, 5.00%, 04/01/41	1,250	1,417,704
Series B, 5.00%, 04/01/42	1,500	1,692,582
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/41	4,155	2,066,847
(AGC), 0.00%, 03/01/42	5,500	2,592,237
(AGC), 0.00%, 03/01/43	2,000	892,131
(AGC), 0.00%, 03/01/45	2,450	979,231
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 11/01/35	200	200,351
Sub-Series B-1, 5.00%, 11/01/36	680	681,195
Series A, Subordinate, 5.00%, 05/01/45	6,700	7,363,021
Series A, Subordinate, 5.00%, 05/01/46	4,000	4,381,998
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	6,131,702
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	15,924,328
New York City Transitional Finance Authority, RB
Series C-S, 05/01/47(d)	8,800	9,712,601
Series F-1, 5.25%, 02/01/53	5,960	6,599,899
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	5,500	1,337,315
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	4,000	4,042,984
5.00%, 11/15/45	8,490	8,551,152
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,320	5,322,798
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	13,986,123
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,016,755
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34	1,245	1,278,658
		178,503,395
Education — 10.1%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	1,650	891,000
4.00%, 07/01/51	1,705	920,700
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	86,613
5.00%, 10/01/48	1,040	1,046,325
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	630	646,739
Series A, 5.00%, 06/01/35	655	674,979
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	705	701,887
5.63%, 02/01/39	1,285	1,291,322
5.75%, 02/01/49	1,145	1,147,424
Series A, 4.88%, 05/01/31	600	606,466
Series A, 5.13%, 05/01/38	140	141,527
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 5.50%, 05/01/48	$2,175	$ 2,194,137
Sustainability Bonds, 5.75%, 06/01/42	500	521,191
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/33	275	282,768
5.00%, 06/01/35	250	252,272
5.00%, 08/01/35	740	757,142
5.00%, 06/01/40	310	312,809
5.00%, 08/01/47	725	730,305
5.00%, 11/01/47	2,900	3,341,545
Series A, 5.00%, 06/01/43	325	325,267
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,062
5.00%, 05/01/39	225	225,084
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,732
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,910	1,999,278
5.00%, 07/01/48	480	498,237
5.00%, 07/01/52	9,145	9,830,226
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,980	2,051,425
5.00%, 07/01/45	8,710	9,330,704
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,532
5.00%, 10/01/35	265	265,248
5.00%, 07/01/47	2,165	2,224,079
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,488,291
Series B, 5.13%, 07/01/33	3,145	3,295,532
Monroe County Industrial Development Corp., Refunding RB, Series C, 4.00%, 07/01/37	1,765	1,789,948
New York State Dormitory Authority, RB
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	535,097
Series 1, (AMBAC), 5.50%, 07/01/40	500	584,823
Series A, 5.00%, 07/01/43	7,965	8,358,689
Series A, 5.00%, 07/01/49	6,380	6,695,687
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	797,828
New York State Dormitory Authority, Refunding RB
2.26%, 07/01/30	4,000	3,624,710
5.00%, 07/01/44	5,000	5,590,298
Series A, 2.58%, 07/01/33	2,190	1,907,964
Series A, 4.00%, 07/01/37	1,000	1,033,818
Series A, 5.00%, 07/01/37	350	353,995
Series A, 5.00%, 07/01/41	500	514,378
Series A, 4.00%, 07/01/46	10,180	10,175,902
Series A, 5.00%, 07/01/46	675	697,656
Series A, 5.00%, 07/01/51	3,000	3,223,840
Series A, 5.50%, 07/01/54	7,500	8,669,542
Series B, 1.64%, 07/01/26	2,000	1,920,695
Series B, 3.78%, 07/01/34	2,100	2,007,786
Series B, 5.00%, 10/01/38	7,500	8,004,556
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	138,749
5.00%, 12/01/45	3,650	3,872,783
Security	Par (000)	Value
Education (continued)
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	$285	$ 312,257
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 07/01/37	885	885,666
		123,478,515
Health — 1.6%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	665	665,549
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,576,911
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	355	315,457
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	100	94,402
Series A, 5.00%, 12/01/37	370	369,993
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,885,433
4.00%, 07/01/38	110	97,902
4.00%, 07/01/39	140	123,604
4.00%, 07/01/40	325	284,280
5.00%, 07/01/41	450	440,075
4.00%, 07/01/45	460	383,844
5.00%, 05/01/52	4,000	4,278,911
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,732,218
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,317
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,145,650
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,183,364
5.00%, 07/01/56	1,270	1,277,715
		19,140,625
Housing — 4.8%
New York City Housing Development Corp., RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	580	581,268
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.15%, 11/01/36	400	367,896
Sustainability Bonds, 4.80%, 02/01/53	2,000	2,033,201
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,044,642
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,530,956
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,681,121
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	5,093,954
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	3,043,862
New York City Housing Development Corp., Refunding RB, Sustainability Bonds, 3.76%, 01/01/29	3,000	2,938,906
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,285,238
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	645,058
Series A, (SONYMA), 5.10%, 02/15/38	875	875,513
Series C, (FHLMC, FNMA, GNMA, SONYMA), 2.75%, 11/01/31	1,000	955,574
Series E, (SONYMA), 4.15%, 11/01/47	165	163,653
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,229,116

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series L-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	$4,960	$ 4,789,396
Series M-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	2,520	2,443,186
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA), 3.85%, 11/01/39	1,925	1,889,590
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	5,181,349
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	5,000	5,084,224
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,460	5,066,905
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	5,030,960
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	180	180,185
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,640,833
		58,776,586
State — 9.0%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/45	7,500	8,354,455
Empire State Development Corp., Refunding RB
4.00%, 03/15/44	2,800	2,831,719
4.00%, 03/15/46	2,625	2,634,063
Series B, 2.77%, 03/15/31	7,500	6,862,651
Hudson Yards Infrastructure Corp., Refunding RB, Series 2022, Sustainability Bonds, 4.00%, 02/15/42	2,660	2,724,211
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	2,460	2,456,037
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,343,511
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-1A, (SAW), 4.00%, 07/15/39	2,000	2,091,855
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,667,234
Series A, 5.00%, 03/15/42	3,945	4,170,145
Series A, 5.00%, 03/15/49	5,000	5,526,446
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	5,451,280
Series A, 5.00%, 03/15/41	10,000	10,768,263
Series A, 4.00%, 03/15/43	5,000	5,112,324
Series A, 5.00%, 03/15/44	5,050	5,648,475
Series A, 5.00%, 03/15/45	4,000	4,461,401
Series A-1, 5.00%, 03/15/42	3,105	3,484,491
Series B, 5.00%, 08/15/27(g)	5	5,378
Series C, 2.15%, 03/15/31	2,000	1,762,633
Series C, 5.00%, 03/15/41	5,000	5,309,702
Series E, 5.00%, 03/15/40	5,165	5,484,006
Series E, 5.00%, 03/15/42	3,535	3,765,558
		109,915,838
Tobacco — 3.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	825,151
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,254,581
Security	Par (000)	Value
Tobacco (continued)
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	$3,775	$ 3,564,421
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	9,613,663
Series B, 5.00%, 06/01/28	90	92,982
Series B, 5.00%, 06/01/29	105	108,472
Series C, 4.00%, 06/01/51	4,055	3,286,589
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,250,598
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	813,345
Series A, 5.00%, 06/01/33	3,000	3,146,687
Series A, 5.00%, 06/01/36	5,835	6,077,841
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,988,103
Sub-Series C, 5.13%, 06/01/51	2,375	2,320,700
		39,343,133
Transportation — 23.9%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	116,963
Series B, AMT, 4.00%, 12/15/34	235	228,982
Metropolitan Transportation Authority Payroll Mobility Tax Revenue, RB, Series A, 5.37%, 12/19/24	10,000	10,011,832
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	5,003,816
Sub-Series A-1, 5.00%, 11/15/40	645	649,955
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,501,885
Series D-3, Sustainability Bonds, 4.00%, 11/15/47	8,800	8,565,962
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,500	1,547,749
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,692,637
Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,600,185
Series C, Sustainability Bonds, (AGM-CR), 5.00%, 11/15/38	3,385	3,672,503
Series C, Sustainability Bonds, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,196,208
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	7,345	7,757,381
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,545	1,545,911
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,777,731
New York State Bridge Authority, RB, Series A, 4.00%, 01/01/41	165	169,628
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	940	950,424
New York State Thruway Authority, Refunding RB
5.00%, 03/15/42	4,000	4,455,258
Series O, 4.00%, 01/01/37	4,400	4,621,124
Series O, 4.00%, 01/01/45	1,550	1,576,931
Series O, 4.00%, 01/01/47	2,345	2,375,398
Series P, 5.00%, 01/01/49	6,250	6,916,943
Series P, 5.25%, 01/01/54	5,675	6,354,168
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	5,053,262
AMT, 5.00%, 12/01/35	1,510	1,629,298
AMT, 5.00%, 12/01/37	5,310	5,699,615
AMT, 5.00%, 12/01/41	4,565	4,808,251
AMT, 5.00%, 12/01/42	1,755	1,842,887
Series A, AMT, 5.00%, 07/01/34	250	250,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB (continued)
Series A, AMT, 5.00%, 07/01/41	$750	$ 749,954
Series A, AMT, 5.25%, 01/01/50	10,190	10,190,612
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	4,355	3,935,987
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	13,175	13,814,155
AMT, Sustainability Bonds, 5.50%, 06/30/54	15,000	16,144,051
AMT, Sustainability Bonds, 6.00%, 06/30/54	19,465	21,274,857
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/38	4,250	4,580,926
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,616,808
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	423,019
AMT, 5.00%, 04/01/33	375	395,945
AMT, 5.00%, 04/01/34	225	236,667
AMT, 5.00%, 04/01/35	200	209,603
AMT, 5.00%, 04/01/36	210	220,566
AMT, 5.00%, 04/01/37	250	261,964
AMT, 5.00%, 04/01/38	250	261,954
AMT, 5.00%, 04/01/39	175	183,572
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	1,960	2,060,715
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	3,900	4,324,017
Series 244, 5.00%, 07/15/49	6,000	6,681,812
Series 197, AMT, 5.00%, 11/15/41	1,250	1,277,577
Series 202, AMT, 5.00%, 04/15/37	5,000	5,163,101
Series 206, AMT, 5.00%, 11/15/37	1,525	1,580,764
Series 223, AMT, 4.00%, 07/15/41	2,370	2,385,769
Series 231, AMT, 5.00%, 08/01/38	2,500	2,753,642
Series 231, AMT, 5.50%, 08/01/39	5,900	6,714,824
Series 234, AMT, 5.25%, 08/01/47	4,000	4,365,033
Series 238, AMT, 5.00%, 07/15/37	3,000	3,306,075
Series 238, AMT, 5.00%, 07/15/39	7,500	8,246,357
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	16,989,890
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,468,405
Series A, 5.00%, 11/15/49	4,630	4,948,445
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,540,009
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/38	2,500	2,614,991
Series C-2, 5.00%, 11/15/42	10,000	10,496,200
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	10,112,534
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,819,318
		290,923,276
Utilities — 13.8%
Long Island Power Authority, RB
5.00%, 09/01/39	9,875	10,587,611
5.00%, 09/01/42	1,000	1,049,504
5.00%, 09/01/47	2,225	2,319,108
Series C, (AGC), 5.25%, 09/01/29	3,500	3,875,260
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,972,903
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/38	2,900	3,083,052
Series A, 4.00%, 09/01/39	2,000	2,116,084
Series A, 4.00%, 09/01/41	2,030	2,124,223
Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, Refunding RB (continued)
Series A, 5.00%, 09/01/43	$3,170	$ 3,524,139
Series B, 1.50%, 09/01/51(a)	2,500	2,399,225
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	5,000	5,053,398
Series AA-1, 06/15/53(d)	2,500	2,806,840
Sub-Series BB-1, 5.25%, 06/15/54	5,000	5,641,989
Sub-Series CC-1, 5.25%, 06/15/54	7,500	8,505,101
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	7,500	7,741,045
Series DD, 5.25%, 06/15/46	7,500	8,522,782
Series EE, 4.00%, 06/15/39	2,500	2,584,372
Series FF, 5.00%, 06/15/40	2,500	2,669,540
Series BB-2, VRDN, 3.90%, 10/01/24(a)(h)	15,000	15,000,000
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(i)	5,000	5,422,019
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	10,135,388
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	3,025	3,361,227
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	7,500	7,491,095
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	2,022,267
Series A, 5.25%, 06/15/53	5,000	5,669,350
Utility Debt Securitization Authority, RB
Restructured, 5.00%, 12/15/38	2,875	3,059,703
Restructured, 5.00%, 12/15/40	14,695	15,616,808
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,497,097
Restructured, 5.00%, 12/15/36	1,865	1,909,039
Restructured, 5.00%, 12/15/37	500	511,892
Series TE1, Restructured, 5.00%, 12/15/38	9,000	10,444,777
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,798,932
		168,515,770
Total Municipal Bonds in New York		1,016,128,494
Puerto Rico — 5.4%
State — 3.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	400	433,660
Series A-1, Restructured, 5.75%, 07/01/31	388	433,604
Series A-1, Restructured, 4.00%, 07/01/35	931	924,468
Series A-1, Restructured, 4.00%, 07/01/37	799	793,176
Series A-1, Restructured, 4.00%, 07/01/41	1,087	1,045,298
Series A-1, Restructured, 4.00%, 07/01/46	1,130	1,065,119
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	902,474
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	19,199	10,441,187
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	7,011,482
Series A-2, Restructured, 4.33%, 07/01/40	6,888	6,859,534
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	408,933
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,010,747

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c) (continued)
Series A-1, Restructured, 0.00%, 07/01/46	$19,863	$ 6,688,717
Series B-1, Restructured, 0.00%, 07/01/46	2,677	900,532
		38,918,931
Utilities — 2.2%
Puerto Rico Electric Power Authority, RB(e)(f)
Series A, 5.00%, 07/01/29	1,860	790,500
Series A, 7.00%, 07/01/33	1,025	435,625
Series A, 6.75%, 07/01/36	3,560	1,513,000
Series A, 5.00%, 07/01/42	2,185	928,625
Series A, 7.00%, 07/01/43	410	174,250
Series A-3, 10.00%, 07/01/19	999	424,597
Series B-3, 10.00%, 07/01/19	999	424,597
Series C-1, 5.40%, 01/01/18	2,745	1,166,557
Series C-2, 5.40%, 07/01/18	2,745	1,166,745
Series C-3, 5.40%, 01/01/20	277	117,939
Series C-4, 5.40%, 07/01/20	278	117,939
Series CCC, 5.25%, 07/01/26	770	327,250
Series CCC, 5.25%, 07/01/28	440	187,000
Series D-4, 7.50%, 07/01/20	1,726	733,583
Series TT, 5.00%, 07/01/25	210	89,250
Series TT, 5.00%, 07/01/26	565	240,125
Series WW, 5.50%, 07/01/17	610	259,250
Series WW, 5.50%, 07/01/18	535	227,375
Series WW, 5.50%, 07/01/19	435	184,875
Series WW, 5.38%, 07/01/24	385	163,625
Series WW, 5.25%, 07/01/33	420	178,500
Series WW, 5.50%, 07/01/38	520	221,000
Series XX, 5.25%, 07/01/17	285	121,125
Series XX, 5.25%, 07/01/35	185	78,625
Series XX, 5.75%, 07/01/36	260	110,500
Series XX, 5.25%, 07/01/40	5,345	2,271,625
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	990	420,750
Series AAA, 5.25%, 07/01/23	2,670	1,134,750
Series AAA, 5.25%, 07/01/28(e)(f)	5,655	2,403,375
Series AAA, 5.25%, 07/01/29(e)(f)	235	99,875
Series BBB, 5.40%, 07/01/28	1,240	527,000
Series UU, 0.00%, 07/01/17(a)(e)(f)	185	78,625
Series UU, 0.00%, 07/01/18(a)(e)(f)	165	70,125
Series UU, 0.00%, 07/01/20(a)(e)(f)	1,475	626,875
Series UU, 4.45%, 07/01/31(a)(e)(f)	1,755	745,875
Series ZZ, 5.25%, 07/01/19(e)(f)	1,370	582,250
Series ZZ, 5.00%, 07/01/20	2,220	943,500
Series ZZ, 5.25%, 07/01/24(e)(f)	875	371,875
Series ZZ, 5.00%, 07/01/28(e)(f)	435	184,875
Series ZZ, 5.00%, 12/29/49(e)(f)	430	182,750
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	1,860	790,500
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Restructured, 4.54%, 07/01/53	$49	$ 47,841
Series A-2, Restructured, 4.78%, 07/01/58	5,323	5,323,711
		27,188,634
Total Municipal Bonds in Puerto Rico		66,107,565
Total Municipal Bonds — 90.0% (Cost: $1,093,139,436)		1,097,232,465
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
New York — 10.8%
County/City/Special District/School District — 2.7%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	11,206,199
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,323,307
Series D-1, 5.50%, 11/01/45	5,910	6,768,262
Series D-1, 5.25%, 11/01/48	10,000	11,071,210
		32,368,978
State — 4.4%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	10,000	11,205,609
5.00%, 03/15/44	4,220	4,656,296
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	18,429,843
Series A, 5.00%, 02/15/39	9,005	9,364,627
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	10,023,735
		53,680,110
Transportation — 2.6%
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	12,139,607
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	9,401,141
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,543,984
		32,084,732
Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,825,920
Total Municipal Bonds in New York		131,959,740
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.8% (Cost: $125,603,361)		131,959,740
Total Long-Term Investments — 101.6% (Cost: $1,227,763,427)		1,238,285,422

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(k)(l)	36,088,331	$ 36,091,939
Total Short-Term Securities — 2.9% (Cost: $36,091,939)		36,091,939
Total Investments — 104.5% (Cost: $1,263,855,366)		1,274,377,361
Other Assets Less Liabilities — 0.5%		5,864,691
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%		(60,988,765)
Net Assets — 100.0%		$ 1,219,253,287

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 9,233,820	$ 26,858,119 (a)	$ —	$ —	$ —	$ 36,091,939	36,088,331	$ 212,653	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 9,093,217	$ —	$ 9,093,217
Municipal Bonds	—	1,097,232,465	—	1,097,232,465
Municipal Bonds Transferred to Tender Option Bond Trusts	—	131,959,740	—	131,959,740
Short-Term Securities
Money Market Funds	36,091,939	—	—	36,091,939
Unfunded Commitments(a)	—	—	4,333,164	4,333,164
	$36,091,939	$1,238,285,422	$4,333,164	$1,278,710,525

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $60,639,997 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
VRDN	Variable Rate Demand Note
Schedule of Investments